Intangible Assets - Schedule of Intangible Assets and Accumulated Amortization (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Successor [Member]
Net Asset Value	$ 67,274
Predecessor [Member]
Net Asset Value		$ 25,862
Manufacturer Relationships [Member] | Successor [Member]
Gross Carrying Amount	29,000
Accumulated Amortization	705
Net Asset Value	28,295
Manufacturer Relationships [Member] | Predecessor [Member]
Gross Carrying Amount		11,100
Accumulated Amortization		3,238
Net Asset Value		7,862
Customer Relationships [Member] | Successor [Member]
Gross Carrying Amount	9,100
Accumulated Amortization	221
Net Asset Value	8,879
Customer Relationships [Member] | Predecessor [Member]
Gross Carrying Amount		1,300
Accumulated Amortization		1,300
Net Asset Value
Amortizable Intangible Assets [Member] | Successor [Member]
Gross Carrying Amount	38,100
Accumulated Amortization	926
Net Asset Value	37,174
Amortizable Intangible Assets [Member] | Predecessor [Member]
Gross Carrying Amount		12,400
Accumulated Amortization		4,538
Net Asset Value		7,862
Trade Names and Trademarks [Member] | Successor [Member]
Gross Carrying Amount	30,100
Accumulated Amortization
Net Asset Value	30,100
Trade Names and Trademarks [Member] | Predecessor [Member]
Gross Carrying Amount		18,000
Accumulated Amortization
Net Asset Value		18,000
Non-Amortizable Intangible Assets [Member] | Successor [Member]
Gross Carrying Amount	68,200
Accumulated Amortization	926
Net Asset Value	$ 67,274
Non-Amortizable Intangible Assets [Member] | Predecessor [Member]
Gross Carrying Amount		30,400
Accumulated Amortization		4,538
Net Asset Value		$ 25,862